NOTES PAYABLE (Details) - Notes Payable - USD ($)		1 Months Ended
	Jun. 05, 2020	May 31, 2020	Mar. 31, 2020
Paycheck Protection Program
Debt Instrument [Line Items]
Loan proceeds received		$ 220,020
Interest rate (percentage)	1.00%
Term of debt	5 years	2 years
Swiss Government COVID-19 Relief Loan
Debt Instrument [Line Items]
Loan proceeds received			$ 518,645
Interest rate (percentage)			0.00%
Term of debt			60 months